Commitments and Contingencies (Details Narrative) - USD ($)			1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 06, 2020	Aug. 06, 2020	Oct. 31, 2020	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 29, 2016
Loss Contingencies [Line Items]
Operating lease, ROU asset				$ 521,519	$ 643,977	$ 797,311	$ 870,406
Operating lease, discount rate							8.00%
Operating lease liability, current				206,015	164,170	118,102
Operating lease liability, non-current				358,920	519,659	695,961
Accreted interest expense				26,120	60,626
Rent expense				$ 160,470	231,790
Damages sought value	$ 5,000,000		$ 1,000,000
Damages paid value	5,000,000		$ 336,450
Claiming damages	$ 10,000,000	$ 10,000,000
Operating lease liability							$ 870,406
Other commitments description		In doing so, Judge Liman suggested that a jury could find that the Koch Parties would be fully compensated if the parties simply unwound the domain transfer, or that the jury might quantify the website’s value by looking to the amounts that the Koch Parties had paid for other, similar websites: between $12.17 and $65.98.
Operating Expense [Member]
Loss Contingencies [Line Items]
Operating lease, ROU asset					643,977	$ 797,311	$ 870,406
Operating lease, discount rate							8.00%
Operating lease liability, current					$ 164,170